Fair value of financial assets and liabilities - Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements (Detail) - Derivatives - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Fair value of financial assets and liabilities [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ (63)	€ (43)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(63)	(43)
Financial instruments	45	34
Net amount	€ (18)	€ (9)